Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - March | iShares Russell 2000 ETF, Expiration: 02/26/2027; Exercise Price: $2.61 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.30%
Innovator U.S. Small Cap Power Buffer ETF™ - March | iShares Russell 2000 ETF, Expiration: 02/26/2027; Exercise Price: $261.41 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
Innovator U.S. Small Cap Power Buffer ETF™ - March | iShares Russell 2000 ETF, Expiration: 02/26/2027; Exercise Price: $222.20 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.20%)
Innovator U.S. Small Cap Power Buffer ETF™ - March | iShares Russell 2000 ETF, Expiration: 02/26/2027; Exercise Price: $308.73 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.50%)